Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

March 31, 2021

Shares		Value
Investment Companies£– 99.9%
Equity Funds – 65.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,086,839	$12,565,885
Janus Henderson Asia Equity Fund - Class N Shares	384,644	5,542,476
Janus Henderson Contrarian Fund - Class N Shares	372,520	10,619,691
Janus Henderson Emerging Markets Fund - Class N Shares	1,359,473	16,652,971
Janus Henderson Enterprise Fund - Class N Shares	67,313	11,209,867
Janus Henderson European Focus Fund - Class N Shares	75,819	3,071,418
Janus Henderson Forty Fund - Class N Shares	200,787	10,415,297
Janus Henderson Global Real Estate Fund - Class N Shares	362,721	4,958,399
Janus Henderson Global Research Fund - Class N Shares	73,346	7,369,981
Janus Henderson Global Select Fund - Class N Shares	388,513	7,196,719
Janus Henderson International Managed Volatility Fund - Class N Shares	669,362	5,896,751
Janus Henderson International Value Fund - Class N Shares	688,388	7,427,965
Janus Henderson Large Cap Value Fund - Class N Shares	762,477	11,683,785
Janus Henderson Mid Cap Value Fund - Class N Shares	557,053	9,525,556
Janus Henderson Overseas Fund - Class N Shares	181,041	7,466,009
Janus Henderson Small Cap Value Fund - Class N Shares	333,440	8,157,727
Janus Henderson Triton Fund - Class N Shares	251,444	9,879,030
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	818,344	9,763,192
		159,402,719
Fixed Income Funds – 34.3%
Janus Henderson Flexible Bond Fund - Class N Shares	798,623	8,760,657
Janus Henderson Global Bond Fund - Class N Shares	5,130,037	51,246,264
Janus Henderson Multi-Sector Income Fund - Class N Shares	2,338,764	23,520,709
		83,527,630
Total Investments (total cost $198,682,260) – 99.9%		242,930,349
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		132,362
Net Assets – 100%		$243,062,711

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/21
Investment Companies - 99.9%
Equity Funds - 65.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$363,066	$63,588	$-	$1,792,089	$12,565,885
Janus Henderson Asia Equity Fund - Class N Shares	7,299	36,396	-	1,212,771	5,542,476
Janus Henderson Contrarian Fund - Class N Shares	120,523	737,857	114,026	2,922,131	10,619,691
Janus Henderson Emerging Markets Fund - Class N Shares	143,872	68,066	-	3,442,574	16,652,971
Janus Henderson Enterprise Fund - Class N Shares	53,545	1,166,328	1,042,104	1,310,882	11,209,867
Janus Henderson European Focus Fund - Class N Shares	5,509	8,619	-	294,691	3,071,418
Janus Henderson Forty Fund - Class N Shares	18,361	951,433	837,079	861,127	10,415,297
Janus Henderson Global Real Estate Fund - Class N Shares	56,586	(8,333)	-	667,859	4,958,399
Janus Henderson Global Research Fund - Class N Shares	38,199	353,293	244,554	776,336	7,369,981
Janus Henderson Global Select Fund - Class N Shares	127,365	161,851	251,001	1,661,151	7,196,719
Janus Henderson International Managed Volatility Fund - Class N Shares	-	82,936	74,551	51,153	5,896,751
Janus Henderson International Value Fund - Class N Shares	134,911	(36,516)	-	1,571,370	7,427,965
Janus Henderson Large Cap Value Fund - Class N Shares	255,986	(32,611)	352,830	2,711,619	11,683,785
Janus Henderson Mid Cap Value Fund - Class N Shares	128,350	(298,320)	-	2,843,620	9,525,556
Janus Henderson Overseas Fund - Class N Shares	54,652	974,653	-	1,052,160	7,466,009
Janus Henderson Small Cap Value Fund - Class N Shares	103,772	(200,301)	-	2,807,472	8,157,727
Janus Henderson Triton Fund - Class N Shares	28,585	2,713,603	546,162	661,413	9,879,030
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	481,132	273,371	711,443	257,244	9,763,192
Total Equity Funds	$2,121,713	$7,015,913	$4,173,750	$26,897,662	$159,402,719
Fixed Income Funds - 34.3%
Janus Henderson Flexible Bond Fund - Class N Shares	190,858	279,944	-	(366,407)	8,760,657
Janus Henderson Global Bond Fund - Class N Shares	1,195,221	678,097	425,012	(1,177,417)	51,246,264
Janus Henderson Multi-Sector Income Fund - Class N Shares	666,935	19,584	-	1,067,185	23,520,709
Total Fixed Income Funds	$2,053,014	$977,625	$425,012	$(476,639)	$83,527,630
Total Affiliated Investments - 99.9%	$4,174,727	$7,993,538	$4,598,762	$26,421,023	$242,930,349

(1) For securities that were affiliated for a portion of the period ended March 31, 2021, this column reflects amounts for the entire period ended March 31, 2021 and not just the period in which the security was affiliated.

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 99.9%
Equity Funds - 65.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	10,881,356	747,147	(918,295)	12,565,885
Janus Henderson Asia Equity Fund - Class N Shares	3,678,761	941,592	(327,044)	5,542,476
Janus Henderson Contrarian Fund - Class N Shares	8,114,612	2,812,041	(3,966,950)	10,619,691
Janus Henderson Emerging Markets Fund - Class N Shares	10,296,961	3,820,538	(975,168)	16,652,971
Janus Henderson Enterprise Fund - Class N Shares	9,605,504	3,194,570	(4,067,417)	11,209,867
Janus Henderson European Focus Fund - Class N Shares	572,788	2,293,884	(98,564)	3,071,418
Janus Henderson Forty Fund - Class N Shares	9,629,828	1,652,136	(2,679,227)	10,415,297
Janus Henderson Global Real Estate Fund - Class N Shares	3,593,225	996,399	(290,751)	4,958,399
Janus Henderson Global Research Fund - Class N Shares	2,126,642	4,921,460	(807,750)	7,369,981
Janus Henderson Global Select Fund - Class N Shares	6,064,905	627,586	(1,318,774)	7,196,719
Janus Henderson International Managed Volatility Fund - Class N Shares	3,332,659	2,920,631	(490,628)	5,896,751
Janus Henderson International Value Fund - Class N Shares	6,113,040	391,976	(611,905)	7,427,965
Janus Henderson Large Cap Value Fund - Class N Shares	9,299,029	862,742	(1,156,994)	11,683,785
Janus Henderson Mid Cap Value Fund - Class N Shares	7,136,371	2,325,960	(2,482,075)	9,525,556
Janus Henderson Overseas Fund - Class N Shares	10,104,528	1,811,819	(6,477,151)	7,466,009
Janus Henderson Small Cap Value Fund - Class N Shares	7,036,158	681,529	(2,167,131)	8,157,727
Janus Henderson Triton Fund - Class N Shares	8,504,099	3,544,316	(5,544,401)	9,879,030
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	9,703,953	1,420,917	(1,892,293)	9,763,192
Fixed Income Funds - 34.3%
Janus Henderson Flexible Bond Fund - Class N Shares	12,172,250	406,050	(3,731,180)	8,760,657
Janus Henderson Global Bond Fund - Class N Shares	55,280,847	6,940,000	(10,475,263)	51,246,264
Janus Henderson Multi-Sector Income Fund - Class N Shares	17,357,302	6,443,454	(1,366,816)	23,520,709

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$159,402,719	$-	$-
Fixed Income Funds	83,527,630	-	-
Total Assets	$242,930,349	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70271 05-21